Long-Term Investments (Details) ¥ in Thousands, $ in Thousands			1 Months Ended
	Jun. 30, 2024 CNY (¥)	Mar. 20, 2024 CNY (¥)	May 31, 2024 USD ($) shares
Long-Term Investments [Line Items]
Aggregate capital contribution | ¥		¥ 100,000
Initial capital contribution | ¥	¥ 3,000
CAYMAN ISLANDS
Long-Term Investments [Line Items]
Shares issuance of investment | shares			12,500,000
Cash | $			$ 500
Advertising services | $			$ 343
Group [Member]
Long-Term Investments [Line Items]
Equity method ownership, percentage		43.29%